S-K 1604(a)(3) De-SPAC Forepart, Compensation $ / shares in Units, $ in Millions	Apr. 22, 2025 USD ($) $ / shares shares
Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.38
Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	14,300,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.45
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 20.7
KODIAK AI, INC [Member] | Founder Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	12,500,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 142.3
KODIAK AI, INC [Member] | Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	2,271,687
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.38
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 25.9